Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands, shares in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Non-trade accounts receivable	$ 5,411	$ 10,688
Accumulated depreciation on vessel and equipment	744,258	711,758
Sale Leaseback Transaction, Accumulated Depreciation	$ 157,386	$ 109,853
Limited Partners - common units issued	87.0	77.5
Limited Partners - common units outstanding		77.5
Limited Partners - preferred units issued	11.8	11.8
Limited Partners - preferred units outstanding	11.8	11.8
Preferred Units, Authorized	11.9	11.9